Matthews India Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 95.8%
	Shares	Value
Financials: 31.3%
Banks: 20.4%
ICICI Bank, Ltd.	27,084	$355,037
HDFC Bank, Ltd.	20,377	353,753
IndusInd Bank, Ltd.	10,659	198,476
Axis Bank, Ltd.	12,918	162,198
Federal Bank, Ltd.	72,913	131,309
Kotak Mahindra Bank, Ltd.	4,789	102,524
State Bank of India	7,172	64,696
		1,367,993
Consumer Finance: 8.3%
Shriram Finance, Ltd.	11,801	333,955
Bajaj Finance, Ltd.	1,584	137,604
Cholamandalam Investment and Finance Co., Ltd.	5,827	80,807
		552,366
Financial Services: 1.5%
Jio Financial Services, Ltd.[a]	15,711	66,638
LIC Housing Finance, Ltd.	4,576	33,521
		100,159
Insurance: 1.1%
PB Fintech, Ltd.[a]	5,640	76,026
Total Financials		2,096,544

Consumer Discretionary: 14.4%
Automobiles: 5.4%
Bajaj Auto, Ltd.	1,232	135,134
TVS Motor Co., Ltd.	4,472	115,381
Maruti Suzuki India, Ltd.	746	112,705
		363,220
Hotels, Restaurants & Leisure: 4.0%
Zomato, Ltd.[a]	79,111	172,730
Restaurant Brands Asia, Ltd.[a]	48,288	58,622
SAMHI Hotels, Ltd.[a]	13,178	33,402
		264,754
Automobile Components: 2.0%
Sona Blw Precision Forgings, Ltd.[b,c]	8,200	69,408
Alicon Castalloy, Ltd.	6,725	66,429
		135,837
Textiles, Apparel & Luxury Goods: 1.8%
Titan Co., Ltd.	2,672	121,800
Specialty Retail: 1.2%
Trent, Ltd.	1,064	50,366
Shankara Building Products, Ltd.	3,965	30,481
		80,847
Total Consumer Discretionary		966,458

Industrials: 11.4%
Machinery: 5.1%
Thermax, Ltd.	3,699	185,936
Cummins India, Ltd.	4,238	152,759
		338,695

	Shares	Value
Electrical Equipment: 1.9%
Bharat Heavy Electricals, Ltd.	41,976	$124,464
Construction & Engineering: 1.5%
Voltas, Ltd.	7,693	101,791
Air Freight & Logistics: 1.4%
Delhivery, Ltd.[a]	17,196	91,864
Professional Services: 0.5%
Latent View Analytics, Ltd.[a]	6,092	37,088
Transportation Infrastructure: 0.5%
Gujarat Pipavav Port, Ltd.	14,217	36,232
Building Products: 0.5%
Astral, Ltd.	1,365	32,589
Total Industrials		762,723

Information Technology: 10.7%
IT Services: 9.0%
Infosys, Ltd.	16,111	289,381
Tata Consultancy Services, Ltd.	4,443	206,498
HCL Technologies, Ltd.	2,536	46,934
Persistent Systems, Ltd.	686	32,774
Coforge, Ltd.	423	27,907
		603,494
Software: 1.1%
Newgen Software Technologies, Ltd.	7,494	71,451
Electronic Equipment, Instruments & Components: 0.6%
Kaynes Technology India, Ltd.[a]	1,231	42,389
Total Information Technology		717,334

Health Care: 9.7%
Pharmaceuticals: 6.3%
Neuland Laboratories, Ltd.	1,643	124,544
Sun Pharmaceutical Industries, Ltd.	5,420	105,313
Lupin, Ltd.	5,093	98,730
Dr. Reddy’s Laboratories, Ltd.	1,293	95,467
		424,054
Health Care Equipment & Supplies: 1.7%
Poly Medicure, Ltd.	5,806	110,631
Health Care Providers & Services: 1.2%
Metropolis Healthcare, Ltd.[b,c]	3,825	79,048
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	758	31,312
Total Health Care		645,045

Consumer Staples: 7.1%
Personal Care Products: 3.0%
Godrej Consumer Products, Ltd.	7,776	116,711
Honasa Consumer, Ltd.[a]	17,275	83,348
		200,059
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Matthews India Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Food Products: 2.6%
Nestle India, Ltd.	3,418	$107,469
Tata Consumer Products, Ltd.	5,259	69,122
		176,591
Beverages: 1.5%
Varun Beverages, Ltd.	5,770	96,759
Total Consumer Staples		473,409

Energy: 7.0%
Oil, Gas & Consumable Fuels: 7.0%
Reliance Industries, Ltd.	13,141	468,225
Total Energy		468,225

Materials: 1.6%
Metals & Mining: 1.0%
APL Apollo Tubes, Ltd.	3,562	63,890
Chemicals: 0.6%
PI Industries, Ltd.	944	43,775
Total Materials		107,665

Communication Services: 1.4%
Wireless Telecommunication Services: 1.4%
Bharti Airtel, Ltd.	6,500	95,751
Total Communication Services		95,751

Real Estate: 1.2%
Real Estate Management & Development: 1.2%
Sunteck Realty, Ltd.	8,734	40,789
Ashiana Housing, Ltd.	11,771	38,664
Total Real Estate		79,453

TOTAL COMMON EQUITIES		6,412,607
(Cost $5,722,702)
SHORT-TERM INVESTMENTS: 6.4%
	Shares	Value
Money Market Funds: 6.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	429,399	$429,399
(Cost $429,399)

Total Investments: 102.2%		6,842,006
(Cost $6,152,101)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.2%)		(145,646)
Net Assets: 100.0%		$6,696,360

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $148,456, which is 2.22% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.

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